Leases (Narrative) (Details)	12 Months Ended
Jul. 02, 2011
Minimum [Member] | Building And Building Improvements [Member]
Lease term	10
Maximum [Member] | Building And Building Improvements [Member]
Lease term	15
Maximum [Member] | Machinery And Equipment [Member]
Lease term	7